Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000018565 | 1 - 30 Days
Holdings [Line Items]
Percent of Total Investments	55.60%
C000018565 | 61 - 90 Days
Holdings [Line Items]
Percent of Total Investments	34.80%
C000018565 | 91 - 180 Days
Holdings [Line Items]
Percent of Total Investments	9.60%
C000018567 | 1 - 30 Days
Holdings [Line Items]
Percent of Total Investments	55.60%
C000018567 | 61 - 90 Days
Holdings [Line Items]
Percent of Total Investments	34.80%
C000018567 | 91 - 180 Days
Holdings [Line Items]
Percent of Total Investments	9.60%
C000018564 | 1 - 30 Days
Holdings [Line Items]
Percent of Total Investments	55.60%
C000018564 | 61 - 90 Days
Holdings [Line Items]
Percent of Total Investments	34.80%
C000018564 | 91 - 180 Days
Holdings [Line Items]
Percent of Total Investments	9.60%